Discontinued Operations (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 20, 2021	Dec. 17, 2020
Discontinued Operations and Disposal Groups [Abstract]
Percentage of outstanding equity interests	100.00%	100.00%
Amount of outstanding equity interests	$ 125.0	$ 125.0
Gain on Sale	$ 58.8